FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2023
FINANCIAL STATEMENT SCHEDULE I
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

DECEMBER 31, 2022 AND 2023

(U.S. dollars in thousands, except share and per share data)

	December 31,
	2022	2023
ASSETS
Current assets:
Cash and cash equivalents	$2,377	$218,841
Prepaid expenses and other current assets	371	—
Total current assets	2,748	218,841
Investments in subsidiaries	4,884,756	4,632,501
TOTAL ASSETS	$4,887,504	$4,851,342

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$80,128	$89,435
Total current liabilities	80,128	89,435
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2022 and 2023; 405,620,792 shares issued and 391,023,327 shares outstanding as of December 31, 2022; 415,330,312 shares issued and 328,513,282 shares outstanding as of December 31, 2023)	40	41
Additional paid-in capital	2,211,203	2,340,084
Retained earnings	2,898,843	3,328,388
Accumulated other comprehensive loss	(176,032)	(293,997)
Treasury shares, at cost (14,597,465 shares as of December 31, 2022; 86,817,030 shares as of December 31, 2023)	(126,678)	(612,609)
Total shareholders’ equity	4,807,376	4,761,907
TOTAL LIABILITIES AND EQUITY	$4,887,504	$4,851,342

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 AND 2023

(U.S. dollars in thousands)

	Year ended December 31,
	2021	2022	2023
Operating expenses:
General and administrative	$(11,292)	$(295,431)	$(142,232)
Total operating expenses	(11,292)	(295,431)	(142,232)
Loss from operations	(11,292)	(295,431)	(142,232)
Interest income, net	—	144	3,835
Income tax expense	—	(79,945)	(9,020)
Net loss before share of results of subsidiaries	(11,292)	(375,232)	(147,417)
Equity in earnings of subsidiaries	760,216	2,195,033	576,962
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$748,924	$1,819,801	$429,545

Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax of nil	45,160	(252,800)	(119,511)
Total other comprehensive income (loss):	45,160	(252,800)	(119,511)
Comprehensive income	$794,084	$1,567,001	$310,034

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 AND 2023

(U.S. dollars in thousands)

	Year ended December 31,
	2021	2022	2023
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(736)	124,048	702,391
FINANCING ACTIVITIES
Proceeds from bank borrowings	—	—	140,000
Repayment of bank borrowings	—	—	(140,000)
Proceeds from options exercised	2,139	995	4
Payments for repurchase of common shares	—	(124,929)	(485,931)
Net cash provided by (used in) financing activities	2,139	(123,934)	(485,927)
NET INCREASE IN CASH AND CASH EQUIVALENTS	1,403	114	216,464
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	860	2,263	2,377
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$2,263	$2,377	$218,841

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

Notes

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, Daqo New Energy Corp records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries”. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company will continue to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4.

As of December 31, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been disclosed separately in the consolidated financial statements.